One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

October 22, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Asset Trust

1933 Act/Rule 497(j)

File Nos. 333-08045 and 811-07705

Post-Effective Amendment No. 39

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information for Virtus Seix Corporate Bond Fund and Virtus Zevenbergen Innovative Growth Stock Fund, that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on October 19, 2020.

Very truly yours,

/s/ Kevin Carr

Kevin Carr

Senior Vice President,

Chief Legal Officer,

Counsel and Secretary

Virtus Mutual Funds

cc:	Ralph Summa